EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2025
EARNINGS PER SHARE [Abstract]
Basic and Diluted Earnings per Share
Basic earnings per share for each of the periods presented is calculated as follows:

	Year ended December 31,
	2023 $	2024 $	2025 $

Numerator:
Net income attributable to ordinary shareholders	150,726	444,321	1,578,149

Denominator:
Weighted-average number of shares outstanding – basic	566,612,815	574,966,327	595,023,879

Basic earnings per share:	0.27	0.77	2.65

Dilutive earnings per share for each of the periods presented is calculated as follows:

	Year ended December 31,
	2023 $	2024 $	2025 $

Numerator:
Net income attributable to ordinary shareholders	150,726	444,321	1,578,149
Less: interest on dilutive convertible notes	–	(1,670)	(32,177)
Net income used in computing diluted earnings per share	150,726	445,991	1,610,326

Denominator:
Weighted-average number of shares outstanding – basic	566,612,815	574,966,327	595,023,879
Add: share options	27,486,226	23,660,416	23,739,810
Add: RSAs and RSUs	306,563	3,385,263	5,354,608
Add: dilutive convertible notes	–	2,701,974	14,108,844
Weighted-average number of shares outstanding – diluted	594,405,604	604,713,980	638,227,141

Diluted earnings per share:	0.25	0.74	2.52

Potential Common Shares were Excluded from Calculation of Diluted Net Earnings Per Share
The following potential common shares were excluded from calculation of diluted net earnings per share because their effect would have been anti-dilutive for the periods presented:

	Year ended December 31,
	2023	2024	2025

Share options	32,342,730	19,421,360	15,519,576
RSAs/RSUs	10,547,669	10,494,737	3,338,942
Convertible notes	20,588,810	16,033,265	–
	63,479,209	45,949,362	18,858,518